Related Party Transactions - Additional Information (Details) $ in Thousands		12 Months Ended
	Mar. 08, 2023 USD ($)	Dec. 31, 2024 USD ($) vessel floating_storage_unit	Dec. 31, 2023 USD ($) vessel	Dec. 31, 2022 USD ($)	Dec. 31, 2018	Sep. 30, 2018
Related Party Transaction [Line Items]
Number of vessels | vessel		15	10
Operating Costs and Expenses		$ 230,896	$ 232,660	$ 192,149
Restructuring charges		0	0	2,651
Due to affiliates, current		6,721	7,298
Proceeds from Issuance of Common Stock	$ 215,500
Advances to affiliates
Related Party Transaction [Line Items]
Restructuring charges		0		2,700
Due from Affiliates, Current		19,679	22,718
Due to affiliates, current		6,700	7,300
Advances to affiliates | Management Service [Member]
Related Party Transaction [Line Items]
Revenue Not from Contract with Customer		$ 80,300	78,800	74,700
Bahrain Spirit
Related Party Transaction [Line Items]
Number of vessels | floating_storage_unit		1
Term of charter contract (in years)					21 years	21 years
Bahrain LNG Joint Venture
Related Party Transaction [Line Items]
Number of vessels | vessel		0
Yamal LNG Joint Venture
Related Party Transaction [Line Items]
Number of vessels | vessel		6
Bahrain LNG Joint Venture | Advances to affiliates | Management Service [Member]
Related Party Transaction [Line Items]
Revenue Not from Contract with Customer		$ 20,800	$ 10,500	$ 10,900
LNG Carriers [Member]
Related Party Transaction [Line Items]
Number of vessels | vessel		9	9
LNG Carriers [Member] | Yamal LNG Joint Venture
Related Party Transaction [Line Items]
Number of vessels | vessel		6
LNG Carriers [Member] | Yamal LNG Joint Venture | Advances to affiliates
Related Party Transaction [Line Items]
Number of vessels | vessel		6